Vessel Revenues (Predecessor) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Abstract]
Total vessel revenues	$ 0
Robin Energy Ltd. Predecessor [Member]
Disaggregation of Revenue [Abstract]
Pool revenues		$ 6,768,672	$ 15,611,872	$ 15,637,653
Total vessel revenues		$ 6,768,672	$ 15,611,872	$ 15,637,653
Robin Energy Ltd. Predecessor [Member] | Minimum [Member]
Disaggregation of Revenue [Abstract]
Term of charters/arrangements	6 months	6 months